Supplemental Cash Flow Information - Partial Cash Paid for Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Supplemental cash flow information [line items]
Purchase of property, plant and equipment	$ 3,666,087		$ 5,451,431	$ 3,228,471
Add: Beginning balance of payable to equipment suppliers	1,506,821		1,196,181	1,405,931
Less: Ending balance of payable to equipment suppliers	(1,282,516)		(1,506,821)	(1,196,181)
Less: Transfer from other non-current assets	(57,699)		(96,713)	(305,791)
Cash paid during the year	3,851,238	$ 122,768	5,081,154	3,073,881
Related parties [member]
Supplemental cash flow information [line items]
Add: Beginning balance of payable to equipment suppliers	21,473		58,549
Less: Ending balance of payable to equipment suppliers	$ (2,928)		$ (21,473)	$ (58,549)